Structured entities (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Structured entities
Total on-balance sheet exposures	$ 72,375	$ 69,891
Total notional amounts of off-balance sheet exposures	20,203	16,783
Maximum exposure to loss	92,578	86,674
Size of structured entities	201,826	183,356
Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	7,279	9,298
Investment securities
Structured entities
Total on-balance sheet exposures	9,162	8,881
Loans
Structured entities
Total on-balance sheet exposures	55,876	51,657
Other financial assets
Structured entities
Total on-balance sheet exposures	58	55
Investment in third party mortgage and other asset-backed securities
Structured entities
Total on-balance sheet exposures	9,958	9,938
Maximum exposure to loss	9,958	9,938
Size of structured entities	102,946	90,864
Investment in third party mortgage and other asset-backed securities | Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	795	1,055
Investment in third party mortgage and other asset-backed securities | Investment securities
Structured entities
Total on-balance sheet exposures	9,162	8,881
Investment in third party mortgage and other asset-backed securities | Other financial assets
Structured entities
Total on-balance sheet exposures	1	2
Financing to securitisation vehicles
Structured entities
Total on-balance sheet exposures	28,274	27,786
Total notional amounts of off-balance sheet exposures	10,355	7,638
Maximum exposure to loss	38,629	35,424
Size of structured entities	38,629	35,424
Financing to securitisation vehicles | Loans
Structured entities
Total on-balance sheet exposures	28,274	27,786
Group managed funds
Structured entities
Total on-balance sheet exposures	58	55
Maximum exposure to loss	58	55
Size of structured entities	16,318	15,811
Group managed funds | Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	1	2
Group managed funds | Other financial assets
Structured entities
Total on-balance sheet exposures	57	53
Interest in other structured entities
Structured entities
Total on-balance sheet exposures	34,085	32,112
Total notional amounts of off-balance sheet exposures	9,848	9,145
Maximum exposure to loss	43,933	41,257
Size of structured entities	43,933	41,257
Interest in other structured entities | Trading securities and financial assets measured at FVIS
Structured entities
Total on-balance sheet exposures	6,483	8,241
Interest in other structured entities | Loans
Structured entities
Total on-balance sheet exposures	$ 27,602	$ 23,871